Earnings Per Share - Schedule of Loss Per share (Parenthetical) (Detail) - shares	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings Per Share [Abstract]
Equity shares	25,996,932	25,915,956	1,758,080